SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advantage Variable Annuity

Polaris Choice III Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Advantage Variable Annuity

Polaris Choice III Variable Annuity

American General Life Insurance Company (“AGL”) and The United States Life Insurance Company in the City of New York (“US Life”) are amending the Prospectus for the purpose of adding the following information.

MARKETLOCK FEATURE EXTENSION PARAMETERS

The information below is important to you if you purchased a contract between May 4, 2009 and January 18, 2010 and you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit or if you purchased a contract between May 4, 2009 and January 20, 2012 and you elected the MarketLock For Life living benefit. As described in the prospectus you received when you purchased the contract, the first Income Base Evaluation Period and first Income Credit Period (not applicable to MarketLock For Life) ends after the fifth contract year. On or about your fifth contract anniversary you had an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period, if applicable, (the “Extension”) for an additional five years. If you elected the first Extension, you will have the opportunity to elect a second Extension on or about your tenth contract anniversary. In choosing the second Extension, only the Income Base Evaluation Period will extend for an additional five years, the Income Credit Period will no longer continue, and your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the second Extension. If you elect the second Extension, we will send you a new contract endorsement.

If you do not wish to elect the second Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first Extension. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you did not elect the first Extension when it was offered, you will not be permitted to extend the Income Base Evaluation Period at this time. If you are eligible for but do not elect this second Extension, you will not be eligible for any subsequent Extensions in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit you elected at the time you purchased your contract, please see the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life section under OPTIONAL LIVING BENEFITS in the prospectus. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you.

How do I elect the second Extension?

If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension are detailed below. The Income Base Evaluation Period may be extended for an additional 5 year period, however the Income Credit Period will no longer continue.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee if I elect the second Extension?

If you elect the MarketLock Income Plus second Extension, the fee for the feature will be increased by 0.05% as follows:

Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	1.20%	1.25%
Two	1.45%	1.50%

If you elect the MarketLock For Life Plus second Extension, the fee for the feature will be increased by 0.05% as follows:

Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	1.20%	1.25%
Two	1.45%	1.50%

If you elect the MarketLock For Life second Extension, the fee for the feature will be increased by 0.05% as follows:

Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	0.95%	1.00%
Two	1.20%	1.25%

What are the investment requirements if I elect the second Extension?

If you elect the second Extension for MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:

Option 1	Up to 100% in one or more of the following: SA DFA Ultra Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy
Option 2

At least 50% and up to 100% in one or more of the following:

SA DFA Ultra Short Bond

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

Up to 50% in one or more of the following Variable Portfolios:

Franklin Income VIP Fund

SA Allocation Balanced

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA JPMorgan Diversified Balanced

SA MFS Total Return

SA PGI Asset Allocation

Option 3	25% SA VCP Dynamic Allocation and 25% SA VCP Dynamic Strategy and 50% in one of the following Allocations: or
	Variable Portfolios		Allocation 1	Allocation 2	Allocation 3
	Invesco V.I. Comstock Fund		2.5%	2.5%	3.0%
	Invesco V.I. Growth and Income Fund		3.0%	3.5%	4.0%
	SA AB Growth		1.5%	2.0%	2.0%
	SA AB Small & Mid Cap Value		0.5%	0.5%	0.5%
	SA American Funds Global Growth		1.0%	1.5%	2.0%
	SA American Funds Growth-Income		0.0%	0.0%	0.5%
	SA DFA Ultra Short Bond		1.0%	0.5%	0.0%
	SA Dogs of Wall Street		1.5%	1.5%	1.5%
	SA Federated Corporate Bond		5.0%	4.0%	3.5%
	SA Fidelity Institutional AM® Real Estate		0.0%	0.0%	0.0%
	SA Franklin Small Company Value		0.0%	1.0%	1.0%
	SA Goldman Sachs Global Bond		2.0%	2.0%	1.0%
	SA Janus Focused Growth		0.0%	0.5%	0.5%
	SA JPMorgan Emerging Markets		0.0%	0.5%	1.0%
	SA JPMorgan Equity-Income		3.0%	3.5%	4.0%
	SA JPMorgan MFS Code Bond		8.5%	6.5%	5.0%
	SA Legg Mason BW Large Cap Value		2.0%	2.0%	2.0%
	SA MFS Blue Chip Growth		1.0%	1.5%	2.0%
	SA MFS Massachusetts Investors Trust		3.0%	3.0%	3.5%
	SA Morgan Stanley International Equities		1.5%	1.5%	2.0%
	SA Oppenheimer Main Street Large Cap		1.5%	2.0%	2.0%
	SA PineBridge High-Yield Bond		2.0%	1.5%	1.0%
	SA Templeton Foreign Value		1.5%	1.5%	1.5%
	SA Wellington Capital Appreciation		1.5%	1.5%	2.0%
	SA Wellington Government and Quality Bond		4.0%	4.0%	3.5%
	SA Wellington Real Return		2.5%	1.5%	1.0%
	Total		50.0%	50.0%	50.0%
	50% in one of the following Combination Allocations:
	Combination	25%		25%
	1	Allocation 1†		SA Allocation Balanced
	2	Allocation 2†		SA Allocation Moderate
	3	Allocation 3†		SA Allocation Moderate Growth
	+Please refer to Allocation listed above.
Option 4

At least 50% and up to 100% in one or more of the following:

SA DFA Ultra Short Bond

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%	SA Federated Corporate Bond SA Goldman Sachs Global Bond SA JPMorgan MFS Core Bond SA Wellington Government and Quality Bond SA Wellington Real Return Fixed Accounts 1-Year Fixed (if available)
B. Equity Maximum	Minimum 0% Maximum 35%

Columbia VP-Income Opportunities Fund*

Columbia VP-Large Cap Growth Fund*

Franklin Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund, Series II Shares

Invesco V.I. Comstock Fund, Series II Shares

Invesco V.I. Growth and Income Fund, Series II Shares

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

*Only available for Polaris Choice III variable annuity

C. Limited Equity	Minimum 0% Maximum 5%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

As a reminder, you also have the option to cancel your MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your feature, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

Dated:   April 11, 2019

Please keep this Supplement with your Prospectus